Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of loans and borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
The balances of the loans and financing, which are recorded at amortized cost, as of December 31, 2017 and 2016 are:

	Weighted average
	effective interest rate as
	of December 31		2017	2016
	2017	2016
Local currency
Bonds	8.9%	8.6%	1,692,471	2,008,203
Syndicated loan	8.7%	9.5%	3,307,950	3,828,329
Other (1)	7.7%	9.1%	978,795	905,266
			5,979,216	6,741,798

Foreign currency
Bonds	6.1%	6.1%	29,166,594	29,310,165
Commercial loans – Refinería de Cartagena	4.3%	4.1%	7,401,781	7,988,678
Commercial loans	4.3%	2.9%	528,815	7,945,693
Other (1)			471,429	235,693
			37,568,619	45,480,229
			43,547,835	52,222,027
Current (2)			5,144,504	4,126,203
Non-current			38,403,331	48,095,824
			43,547,835	52,222,027

(1)	Includes financial leasing and debt in connection with build, operate, maintenance and transfer (BOMT) contracts.

(2)
The increase in the current portion is mainly due to the expiration of: i) the first tranche of local bonds issued by Ecopetrol S.A. in 2013, and ii) the 5-year series of international bonds issued in 2013 by Ecopetrol S.A.. These bonds mature in August and September 2018, respectively.

Disclosure of detailed information about borrowings by maturity [text block]
The following are the maturities of loans and borrowing as of December 31, 2017:

	Up to 1 year (1)	1-5 years	5-10 years	> 10 years	Total
Local Currency
Bonds	253,172	742,512	322,956	373,831	1,692,471
Syndicated loan	739,348	2,009,420	559,182	-	3,307,950
Other	98,729	415,599	308,121	156,346	978,795
	1,091,249	3,167,531	1,190,259	530,177	5,979,216
Foreign currency
Bonds	2,651,174	9,948,238	12,018,813	4,548,369	29,166,594
Commercial loans – Refinería de Cartagena	958,918	3,635,848	2,807,015	-	7,401,781
Commercial loans	153,873	315,849	59,093	-	528,815
Other	289,290	119,014	63,125	-	471,429
	4,053,255	14,018,949	14,948,046	4,548,369	37,568,619
	5,144,504	17,186,480	16,138,305	5,078,546	43,547,835

(1)	Includes short-term credit and the current portion of long-term debt, as applicable.

The following are the maturities of loans and borrowing as of December 31, 2016:

	Up to 1 year (1)	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	312,207	955,204	357,015	383,777	2,008,203
Commercial loans	793,743	2,375,023	659,563	-	3,828,329
Others	58,952	333,372	339,009	173,933	905,266
Total local currency	1,164,902	3,663,599	1,355,587	557,710	6,741,798

Foreign currency
Bonds	1,648,707	10,956,507	12,133,576	4,571,375	29,310,165
Commercial loan Refinería de Cartagena	875,734	3,549,216	3,472,379	91,349	7,988,678
Other commercial loans	371,804	7,450,587	123,302	-	7,945,693
Other	65,056	114,226	56,411	-	235,693
Total foreign currency	2,961,301	22,070,536	15,785,668	4,662,724	45,480,229
	4,126,203	25,734,135	17,141,255	5,220,434	52,222,027

(1)	Includes short-term credit and the current portion of long-term debt, as applicable.

Disclosure of detailed information about borrowings by interest rate type [text block]
20.4	Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2017 and 2016:

	2017	2016
Local currency
Fixed rate	143,156	299,472
Floating rate	5,836,060	6,442,326
	5,979,216	6,741,798
Foreign currency
Fixed rate	35,062,742	35,719,486
Floating rate	2,505,877	9,760,743
	37,568,619	45,480,229
	43,547,835	52,222,027

Disclosure of net financial debt explanatory [Text Block]
The following is the movement of net financial debt as of December 31, 2017, 2016 and 2015:

	Cash and	Other financial	Loans and	Net financial
	equivalents	assets (1)	borrowings	debt
Balance as of December 31, 2015	6,550,450	1,585,379	(53,223,338)	(45,087,509)
Cash flow	2,086,350	5,446,507	1,050,723	8,583,580
Exchange difference:
Recognized in profit or loss	(226,333)	(12,837)	1,252,420	1,013,250
Recognized in other comprehensive income	-	-	612,983	612,983
Financial cost registered to projects	-	-	(357,107)	(357,107)
Financial income (expense) recognized in profit or loss	-	59,593	(2,765,024)	(2,705,431)
Foreign currency translation	-	(6,462)	593,384	586,922
Other movements not generating cash flow (2)	-	(385,285)	613,932	228,647
Balance as of December 31, 2016	8,410,467	6,686,895	(52,222,027)	(37,124,665)
Cash flow	(174,272)	(564,755)	11,259,492	10,520,465
Exchange difference:
Recognized in profit or loss	(290,310)	208,394	147,993	66,077
Recognized in other comprehensive income	-	-	70,958	70,958
Financial cost registered to projects	-	-	(203,964)	(203,964)
Financial income (expense) recognized in profit or loss	-	104,706	(2,385,994)	(2,281,288)
Foreign currency translation	-	39,628	(76,171)	(36,543)
Other movements that do not generate cash flow	-	58,857	(138,122)	(79,265)
Balance as of December 31, 2017	7,945,885	6,533,725	(43,547,835)	(29,068,225)

(1)	The balance of other financial assets as of December 31, 2015 includes the value of the securities related to Santiago de las Atalayas for COP$699,832, which at that date were restricted.
(2)	Corresponds to operations with remittances financed in dollars with domestic banks for the payment of imports.